CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 11,056	¥ 71,289	¥ 24,320	¥ 23,403
Foreign currency translation:
Change in unrealized gains	48	312	52	538
Less: reclassification adjustment for (gains) losses recorded in net income	3	21		(14)
Net change	51	333	52	524
Available-for-sale securities:
Change in unrealized gains	363	2,343	3,102	306
Less: reclassification adjustment for gains recorded in net income	(65)	(422)		(13)
Less: tax effect	(76)	(488)
Net change	222	1,433	3,102	293
Interest rate swaps under hedge accounting:
Change in unrealized gains (losses)			(36)	36
Forward exchange contracts under hedge accounting:
Change in unrealized losses	(26)	(168)
Other comprehensive income	247	1,598	3,118	853
Total comprehensive income	11,303	72,887	27,438	24,256
Less: total comprehensive (income) loss attributable to noncontrolling interests	16	102	(56)	(90)
Total comprehensive income attributable to Alibaba Group Holding Limited	$ 11,319	¥ 72,989	¥ 27,382	¥ 24,166